Disaggregation of Revenues and Segment Reporting - Schedule of Segment Information (Details) - Reportable Subsegments [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Net revenues	$ 23,896,448	$ 19,657,905	$ 50,782,073	$ 54,596,333	$ 73,244,083	$ 109,691,001
Less: cost of revenues (exclusive of depreciation and amortization shown below):
Direct labor	2,218,124	2,787,617	5,692,497	7,666,087	9,857,796	13,488,173
Materials	7,230,607	7,389,256	13,678,280	20,614,402	23,730,300	40,830,481
Other	604,935	(389,523)	2,757,055	2,524,666
Cost of revenues (exclusive of depreciation and amortization):	10,053,666	9,787,350	22,127,832	30,805,155
Less: depreciation and amortization related to cost of revenues	135,393	283,326	568,415	614,272
Total gross profit	13,707,389	9,587,229	28,085,826	23,176,906	34,394,716	49,809,664
Depreciation and amortization	114,054	216,550	7,757,213	798,802	4,008,690	1,397,211
Commissions expense	5,965,767	4,893,360	12,735,435	12,663,350	15,827,850	28,679,176
Sales and marketing (exclusive of commissions expense above)	3,622,618	309,165	4,619,082	3,515,025	3,759,223	1,644,883
General and administrative	5,985,459	7,151,005	21,319,509	15,893,998	21,628,724	12,949,067
Other income, net	(165,308)	(137,508)	(300,999)	(188,329)	(233,151)	183,401
Interest expense	129,719	209,227	130,007	294,257	333,539	110,857
Gain on change in fair value of warrant liabilities	(124,200)	(138,000)	(691,380)	(828,000)	(69,000)
Total net loss before income taxes	(1,820,720)	(2,916,570)	(17,483,041)	(8,972,197)	(10,861,159)	4,845,069
Income tax benefit (provision)	(48,752)	44,146	(385,258)	235,352	988,802
Net loss	$ (1,869,472)	$ (2,872,424)	$ (17,868,299)	$ (8,736,845)	$ (9,872,357)	$ 4,845,069